Prepayments And Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Prepayments And Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consist of the following:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Deposits	421,157	441,984	56,304
Prepayments to suppliers	3,549,283	1,591,141	202,696
Prepaid expenses (Note 1)	28,391,667	21,229,981	2,704,490
Input VAT	2,475,923	1,564,793	199,339
Others	627,725	389,822	49,660
Total	35,465,755	25,217,721	3,212,489
Less: non-current portion	(14,191,667)	(9,804,167)	(1,248,954)
Current portion	21,274,088	15,413,554	1,963,535
Note 1:	The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to the unaudited interim condensed consolidated statements of operations and comprehensive income (loss) over the service period in which the services are expected to be evenly received during the service periods.